Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Schedule of inventories, net
(in millions)	March 31, 2013	December 31, 2012
Finished goods	$613	$547
Work-in-process	262	286
Raw materials	162	258
Inventories, net	$1,037	$1,091

as of December 31 (in millions)	2012	2011

Finished goods	$547	$429
Work-in-process	286	207
Materials	258	236

Inventories, net	$1,091	$872

Schedule of property and equipment
(in millions)	March 31, 2013	December 31, 2012
Property and equipment, gross	6,545	6,542
Less accumulated depreciation	(4,345)	(4,295)
Property and equipment, net	$2,200	$2,247

as of December 31 (in millions)	2012	2011

Land	$94	$106
Buildings	1,278	1,305
Equipment	4,865	4,331
Construction in progress	305	206

Property and equipment, gross	6,542	5,948
Less accumulated depreciation	(4,295)	(3,804)

Property and equipment, net	$2,247	$2,144

Schedule of interest expense, net
	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)